OTHER ASSETS AND NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets And Non-current Assets Held For Sale
Schedule of other assets

  The detail of other assets is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Rentals in advance (1)	7,960	10,181
Accounts and notes receivable (2)	200,697	139,683
Prepaid expenses	13,501	5,715
Projects under development (3)	4,312	7,939
Assets for leasing (4)	25,741	29,017
Margin accounts (5)	117,059	195,995
Others	59,755	38,864
Total	429,025	427,394

(1)   Rent paid in advance to SMU S.A for ATM locations (see note 32 “Related Party Transactions”, letter b)).

(2)   This includes rights and accounts that fall outside the Bank’s line of business such as tax credits, cash guarantee deposits and other balances pending collections.

(3)   Information system and other projects under development.

(4)   Fixed assets available for delivery under the financial leases. Within this item, are included items recovered from leasing kept for sale, corresponding to computers, furniture, and transportation equipment. These assets are available for sale and have high probability of being sold. For most of such assets, the Bank expects to complete the sale within one year from the date when the assets are classified as available for sale and/or lease assets recovered held for sale.

(5)   Guarantees for financial transactions.

Schedule of Non-current assets

The detail of non-current assets held for sale is as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Assets received in lieu of payment	18,308	18,855
Asset to fair value SMU Corp S.A.	—	18,309
Total	18,308	37,164